MERRILL LYNCH SERIES FUND, INC.


                         SUPPLEMENT DATED JULY 24, 2000
           TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 4, 2000


         THE  FOLLOWING  INFORMATION  SUPERSEDES  AND REPLACES  THE  INFORMATION
CONTAINED  IN  THE  STATEMENT  OF  ADDITIONAL   INFORMATION  UNDER  THE  CAPTION
"INVESTMENT RESTRICTIONS":


                             INVESTMENT RESTRICTIONS


     The Fund has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Portfolios and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act"), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the affected Portfolio are represented or (ii) more than 50% of the outstanding shares of the affected Portfolio). The non-fundamental policies set forth below may be changed by vote of a majority of the Fund's Board of Directors at any time.

RESTRICTIONS APPLICABLE TO EACH PORTFOLIO (EXCEPT THE MONEY RESERVE PORTFOLIO)

     Each Portfolio (except the Money Reserve Portfolio) has adopted investment restrictions numbered 1 through 9 as fundamental policies. Each Portfolio (except the Money Reserve Portfolio) may not:

     (1) Except with respect to the Natural Resources and Global Strategy Portfolios, make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act.

     (2) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

     (3) Make investments for the purpose of exercising control or management.

     (4) Purchase or sell real estate, except that a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     (5) Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     (6) Make loans to other persons, except that the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and this Statement of Additional Information, as they may be amended from time to time.

     (7) Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its assets for temporary purposes, (iii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by a Portfolio's investment policies as set forth in the Prospectus and the Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     (8) Issue senior securities to the extent such issuance would violate applicable law.

     (9) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     Each Portfolio (except the Money Reserve Portfolio) has adopted investment restrictions numbered (a) through (g) as non-fundamental policies. Under the non-fundamental investment restrictions, each Portfolio (except the Money Reserve Portfolio) may not:

     (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

     (b) Make short sales of securities or maintain a short position, except that the Multiple Strategy, Natural Resources and Global Strategy Portfolios may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.

     (c) Purchase any securities on margin, except that a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the Multiple Strategy, Natural Resources and Global Strategy Portfolios may purchase securities on margin to the extent permitted by applicable law.

     (d) Except for the Multiple Strategy, Natural Resources and Global Strategy Portfolios, write, purchase or sell puts, calls or combinations thereof, except that the Capital Stock Portfolio and the Balanced Portfolio may write covered call options.

     (e) Except with respect to the Capital Stock Portfolio, the Natural Resources Portfolio, the Global Strategy Portfolio and the Multiple Strategy Portfolio, invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, and in the case of the Capital Stock Portfolio 20% of its total assets, taken at market value at the time of the investment, would be invested in such securities; provided, however, that up to 25% of the total assets of such Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. (As a matter of operating policy, however the Multiple Strategy Portfolio will not invest in the securities of foreign issuers if at the time of acquisition more than 25% of its total assets would be invested in such securities. In addition, the Balanced Portfolio, as a matter of operating policy, does not intend to invest any portion of its assets in the securities of foreign issuers.) Consistent with the general policy of the SEC, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.


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

     (f) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with individually managed accounts advised or sponsored by the Investment Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

     (g) Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the Investment Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

RESTRICTIONS APPLICABLE TO THE MONEY RESERVE PORTFOLIO

     The Money Reserve Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies. The Money Reserve Portfolio may not:

     (1) Make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act.

     (2) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; and instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgaged-backed securities will not be considered to be in an industry).

     (3) Make investments for the purpose of exercising control or management.

     (4) Underwrite securities of other issuers except insofar as the Money Reserve Portfolio technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Money Reserve Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     (6) Borrow money, except that (i) the Money Reserve Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed, (ii) the Money Reserve Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Money Reserve Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Money Reserve Portfolio may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Money Reserve Portfolio may not pledge its assets other than to secure such borrowing or to the extent permitted by the Money Reserve Portfolio's investment policies as set forth in the Fund's Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

     (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instrument shall not be deemed to be the making of a loan, and except further that the Money Reserve Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and this Statement of Additional Information, as they may be amended from time to time.

     (8) Issue senior securities to the extent such issuance would violate applicable law.

     (9) Purchase or sell commodities or contracts on commodities, except to the extent that the Money Reserve Portfolio may do so in accordance with applicable law and the Fund's Prospectus and this


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

Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

SPECIAL CONSIDERATIONS WITH RESPECT TO THE NATURAL RESOURCES PORTFOLIO

     In determining compliance by the Natural Resources Portfolio with its policy on investing in the securities of issuers primarily engaged in the same industry, management will rely on the industrial classifications contained in the Standard & Poor's Register of Corporations, Directors and Executives.


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